EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Obligation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate	11.75%	14.25%
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate	9.00%	10.20%
Defined benefit obligation at present value | Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 95,081	$ 110,018
Interest cost	11,409	9,459
Benefits paid	(12,237)	(11,439)
Net actuarial loss / (gain) due to changes in assumptions	7,025	(11,321)
Net actuarial loss / (gain) due to plan experience	500	(1,636)
Defined obligation, unfunded as of December 31	101,778	95,081
Defined benefit obligation at present value | Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	5,296	6,025
Interest cost	312	229
Benefits paid	(1,088)	(332)
Net actuarial loss / (gain) due to changes in assumptions	(174)	(1,360)
Net actuarial loss / (gain) due to plan experience	(361)	(293)
Foreign currency translation effect	(934)	1,027
Defined obligation, unfunded as of December 31	3,051	5,296
Defined benefit obligation at present value | Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	30,878	52,773
Current cost of service	878	2,457
Interest cost	2,757	3,375
Past service cost	(4,821)
Benefits paid	(1,764)	(1,709)
Net actuarial loss / (gain) due to changes in assumptions	5,544	(30,093)
Net actuarial loss / (gain) due to plan experience	1,272	(2,122)
Foreign currency translation effect	(6,719)	6,197
Defined obligation, unfunded as of December 31	$ 28,025	$ 30,878